Business and Basis of Presentation (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 18, 2020	Aug. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Reinsurance agreement, ceding commission				$ 1,202
Jackson
Class of Stock [Line Items]
Capital contribution to subsidiary		$ 500
Jackson Financial | Athene
Class of Stock [Line Items]
Ownership interest	9.90%		1.90%
Investment agreement, committed capital	$ 500
Economic ownership percentage	11.10%
Jackson Financial | Prudential
Class of Stock [Line Items]
Ownership interest			9.20%
Athene
Class of Stock [Line Items]
Reinsurance quota share basis	100.00%		100.00%
Reinsurance agreement, ceding commission	$ 1,200